Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2019
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the Subsidiary Banks. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each Subsidiary Bank is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry in which the customer operates, (ii) allowances based on actual historical loss experience for similar types of loans in our loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things.

Our management continually reviews the allowance for loan losses of the Subsidiary Banks using the amounts determined from the allowances established on specific impaired loans, the allowance established on quantitative historical loss percentages, and the allowance based on qualitative data to establish an appropriate amount to maintain in our allowance for probable loan losses. Should any of the factors considered by management in evaluating the adequacy of the allowance for probable loan losses change, our estimate of probable loan losses could also change, which could affect the level of future provisions for probable loan losses. While the calculation of the allowance for probable loan losses utilizes management’s best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond our control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

The loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the credit quality committee to determine if a loan has any potential problems and if a loan should be placed on our internal classified report. Additionally, our credit department reviews the majority of our loans for proper internal classification purposes regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, we will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

World and U.S. economic conditions have continued to improve; however, there remains some uncertainty created by continued issues with negative demographic trends, weak labor participation rates, enormous government debt, excessive regulations, and unfunded entitlement programs that could create a financial crisis.  The impact to the world and U.S. economy from these issues is being magnified by a lack of appropriate government action to find solutions to the problems.  Economic risk factors are minimized by the underwriting standards of the Subsidiary Banks. The general underwriting standards encompass the following principles:  (i) the financial strength of the borrower including strong earnings, a high net worth, significant liquidity and an acceptable debt to worth ratio, (ii) managerial and business competence, (iii) the ability to repay, (iv) for a new business, projected cash flows, (v) loan to value, (vi) in the case of a secondary guarantor, a guarantor financial statement, and (vii) financial and/or other character references.  Although the underwriting standards reduce the risk of loss, unique risk factors exist in each type of loan in which the Subsidiary Banks invest.

Commercial and industrial loans are mostly secured by the collateral pledged by the borrower that is directly related to the business activities of the company such as accounts receivable and inventory. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.

Construction and land development loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1-4 family development loans also include the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing and excessive housing and lot inventory in the market.

Commercial real estate loans demonstrate a risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or when the market experiences an exit of a specific business industry that is significant to the local economy, such as a manufacturing plant.

First and second lien residential 1-4 family mortgage and consumer loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

A summary of the changes in the allowance for probable loan losses by loan class is as follows:

	December 31, 2019
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384
Losses charge to allowance	(14,412)	(39)	(7,353)	—	(201)	(435)	(487)	(1)	(22,928)
Recoveries credited to allowance	2,196	113	318	—	26	286	40	—	2,979
Net losses charged to allowance	(12,216)	74	(7,035)	—	(175)	(149)	(447)	(1)	(19,949)
Provision (credit) charged to operations	10,765	2,955	4,215	(22)	470	(35)	542	(47)	18,843
Balance at December 31,	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278

	December 31, 2018
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687
Losses charge to allowance	(14,220)	(1)	(70)	—	(122)	(347)	(362)	(3)	(15,125)
Recoveries credited to allowance	1,981	25	246	—	36	369	43	10	2,710
Net losses charged to allowance	(12,239)	24	176	—	(86)	22	(319)	7	(12,415)
Provision (credit) charged to operations	(3,070)	3,424	2,514	699	603	1,594	326	22	6,112
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384

	December 31, 2017
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661
Losses charge to allowance	(12,094)	(213)	(40)	—	(101)	(340)	(309)	(1)	(13,098)
Recoveries credited to allowance	4,020	21	527	—	11	258	45	21	4,903
Net losses charged to allowance	(8,074)	(192)	487	—	(90)	(82)	(264)	20	(8,195)
Provision (credit) charged to operations	10,330	(2,022)	(555)	303	585	2,469	173	(62)	11,221
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687

The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management’s best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The increase in provision for probable loan losses charged to expense and charge-offs charged to the allowance for probable loan losses for the year ended December 31, 2019 can be primarily attributed to a relationship that is secured by multiple pieces of real property on which car dealerships are operated.  The relationship began deteriorating in the fourth quarter of 2018, triggered by significant fraud by a high level insider of the car dealership resulting in the dealerships unexpectedly filing for bankruptcy and creating an exposure for potential loss since the operations of the dealerships were the source of repayment from the borrower.  The relationship further deteriorated in the first quarter of 2019 after the sponsor of the court approved debtor in possession plan discontinued its role in the process and thus did not fulfill its obligation to assume full responsibility of the accrued and unpaid interest.  Although the relationship is secured by real property (the dealerships’ real estate), the real property has specialized use, contributing to the potential exposure for probable loss.  During the first quarter of 2019, in light of the circumstances and management’s evaluation of the relationship, the decision was made to place the relationship on impaired, non-accrual status and place a specific reserve on the relationship in the amount of $9.5 million.  During the second quarter of 2019, management continued to evaluate the relationship and decided to foreclose on the underlying real estate collateral, resulting in a charge-off of approximately $9.5 million, reflected in the tables above as part of the Commercial and Commercial Real Estate: Farmland and Commercial categories. The decrease in the provision for probable loan losses charged to expense for the years ended December 31, 2018 and December 31, 2017 can be attributed to a decrease in the historical loss experience in the commercial category of the calculation.  As discussed in prior periods, charge-offs increased from historical levels due to the deterioration of one relationship that was secured by multiple pieces of transportation equipment beginning in the fourth quarter of 2014.  We use a three-year historical charge-off experience in the calculation, therefore, as those charge-offs were eliminated from the calculation, the allowance for probable loan losses was impacted.  As fluctuations occur in historical loss factors, management evaluates the need to adjust the qualitative factors used in the calculation to properly reflect probable loan losses.

The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2019
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$1,935	$249	$1,290,725	$10,895
Commercial real estate: other construction & land development	938	116	2,184,945	18,037
Commercial real estate: farmland & commercial	1,208	—	1,895,539	16,533
Commercial real estate: multifamily	165	—	190,265	1,786
Residential: first lien	6,278	—	427,623	3,762
Residential: junior lien	692	—	705,784	7,535
Consumer	1,195	—	46,605	542
Foreign	264	—	140,785	823

Total	$12,675	$365	$6,882,271	$59,913

	December 31, 2018
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$9,179	$656	$1,119,790	$11,940
Commercial real estate: other construction & land development	2,092	116	1,884,139	15,007
Commercial real estate: farmland & commercial	3,509	—	1,946,389	19,353
Commercial real estate: multifamily	507	—	225,750	1,808
Residential: first lien	6,244	—	439,556	3,467
Residential: junior lien	901	—	726,400	7,719
Consumer	1,175	—	45,141	447
Foreign	293	—	150,224	871

Total	$23,900	$772	$6,537,389	$60,612

Loans accounted for on a non-accrual basis at December 31, 2019, 2018 and 2017 amounted to $4,886,000, $15,791,000 and $54,730,000, respectively. The decrease in non-accrual commercial loans at December 31, 2019 compared to the same period of 2018 can be attributed to a relationship secured by equipment and accounts receivable that has been upgraded to Watch-List Substandard.  The effect of such non-accrual loans reduced interest income by approximately $340,000, $1,119,000 and $977,000 for the years ended December 31, 2019, 2018 and 2017, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2019, 2018 and 2017 amounted to approximately $59,705,000, $40,674,000 and $7,257,000, respectively and can be attributed to a relationship that is secured by multiple pieces of real property on which car dealerships are operated.

The table below provides additional information on loans accounted for on a non-accrual basis by loan class:

	December 31, 2019	December 31, 2018
	(Dollars in Thousands)
Domestic
Commercial	$1,901	$9,143
Commercial real estate: other construction & land development	938	2,092
Commercial real estate: farmland & commercial	1,208	3,509
Commercial real estate: multifamily	165	507
Residential: first lien	670	347
Residential: junior lien	—	171
Consumer	4	22
Total non-accrual loans	$4,886	$15,791

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. We have identified these loans through our normal loan review procedures. Impaired loans are measured based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of our impaired loans are measured at the fair value of the collateral. In limited cases, we may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

The following tables detail key information regarding our impaired loans by loan class for the year ended December 31, 2019:

	December 31, 2019
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$510	$516	$249	$514	$—
Commercial real estate: other construction & land development	126	169	116	131	—
Total impaired loans with related allowance	$636	$685	$365	$645	$—

	December 31, 2019
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$1,425	$1,516	$18,794	$2
Commercial real estate: other construction & land development	812	1,133	1,737	—
Commercial real estate: farmland & commercial	1,208	1,841	22,357	—
Commercial real estate: multifamily	165	168	651	—
Residential: first lien	6,278	6,445	6,988	309
Residential: junior lien	692	692	1,023	42
Consumer	1,195	1,196	1,117	—
Foreign	264	264	278	12
Total impaired loans with no related allowance	$12,039	$13,255	$52,945	$365

The following tables detail key information regarding our impaired loans by loan class for the year ended December 31, 2018:

	December 31, 2018
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,563	$2,161	$656	$1,741	$—
Commercial real estate: other construction & land development	135	169	116	141	—
Total impaired loans with related allowance	$1,698	$2,330	$772	$1,882	$—

	December 31, 2018
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$7,616	$7,730	$16,194	$3
Commercial real estate: other construction & land development	1,957	2,205	2,151	—
Commercial real estate: farmland & commercial	3,509	4,031	36,632	—
Commercial real estate: multifamily	507	538	565	—
Residential: first lien	6,244	6,386	7,136	305
Residential: junior lien	901	911	976	44
Consumer	1,175	1,190	1,211	2
Foreign	293	293	327	14
Total impaired loans with no related allowance	$22,202	$23,284	$65,192	$368

A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. Management is confident our loss exposure regarding these credits will be significantly reduced due to our long-standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate.

Management recognizes the risks associated with these impaired loans.  However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectible loan.  Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans.

The following table details loans accounted for as “troubled debt restructuring,” segregated by loan class.  Loans accounted for as troubled debt restructuring are included in impaired loans.

	December 31, 2019	December 31, 2018
	(Dollars in Thousands)
Domestic
Commercial	$32	$35
Residential: first lien	5,608	5,947
Residential: junior lien	692	730
Consumer	1,192	1,153
Foreign	264	293

Total troubled debt restructuring	$7,788	$8,158

The Subsidiary Banks charge-off that portion of any loan which management considers to represent a loss, as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition and general economic conditions in the borrower’s industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

While management considers that it is generally able to identify borrowers with financial problems reasonably early and to monitor credit extended to such borrowers carefully, there is no precise method of predicting loan losses. The determination that a loan is likely to be uncollectible and that it should be wholly or partially charged-off as a loss is an exercise of judgment. Similarly, the determination of the adequacy of the allowance for probable loan losses can be made only on a subjective basis. It is the judgment of our management that the allowance for probable loan losses at December 31, 2019 and December 31, 2018, was adequate to absorb probable losses from loans in the portfolio at that date.

The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2019
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,134	$626	$1,292	$421	$5,052	$1,287,608	$1,292,660
Commercial real estate: other construction & land development	509	55	—	—	564	2,185,319	2,185,883
Commercial real estate: farmland & commercial	8,058	2,031	54,928	54,878	65,017	1,831,730	1,896,747
Commercial real estate: multifamily	313	—	165	—	478	189,952	190,430
Residential: first lien	3,229	1,670	3,660	3,107	8,559	425,342	433,901
Residential: junior lien	1,112	477	1,200	1,200	2,789	703,687	706,476
Consumer	467	75	88	88	630	47,170	47,800
Foreign	1,347	3	11	11	1,361	139,688	141,049
Total past due loans	$18,169	$4,937	$61,344	$59,705	$84,450	$6,810,496	$6,894,946

	December 31, 2018
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,651	$1,089	$19,851	$10,890	$25,591	$1,103,378	$1,128,969
Commercial real estate: other construction & land development	727	1,707	922	16	3,356	1,882,875	1,886,231
Commercial real estate: farmland & commercial	2,928	784	27,239	24,910	30,951	1,918,947	1,949,898
Commercial real estate: multifamily	927	—	578	71	1,505	224,752	226,257
Residential: first lien	3,998	1,677	3,362	3,079	9,037	436,763	445,800
Residential: junior lien	1,155	618	1,108	937	2,881	724,420	727,301
Consumer	486	19	45	32	550	45,766	46,316
Foreign	1,106	117	739	739	1,962	148,555	150,517
Total past due loans	$15,978	$6,011	$53,844	$40,674	$75,833	$6,485,456	$6,561,289

The decrease in commercial loans past due 90 days or greater at December 31, 2019 compared to December 31, 2018 can be primarily attributed to a relationship secured by equipment and accounts receivable that was brought current and the charge-off of the previously discussed relationship secured by real property on which car dealerships are operated and the foreclosure of the underlying real estate assets securing the relationship.  The increase in commercial real estate:  farmland and commercial loans past due 90 days or greater at December 31, 2019 compared to December 31, 2018 can be primarily attributed to a loan relationship secured by real property on which a private education centers are operated.  Our internal classified report is segregated into the following categories: (i) “Special Review Credits,” (ii) “Watch List—Pass Credits,” or (iii) “Watch List—Substandard Credits.” The loans placed in the “Special Review Credits” category reflect our opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The “Special Review Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Pass Credits” category reflect our opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant “extra attention.” The “Watch List—Pass Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Substandard Credits” classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that we could sustain some future loss if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits in accordance with the provision of. ASC 310-10, “Receivables,” and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310-10, is based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of our loans evaluated as impaired under ASC 310-10 are measured using the fair value of collateral method. In limited cases, we may use other methods to determine the specific reserve of a loan under ASC 310-10 if such loan is not collateral dependent.

The allowance based on historical loss experience on our remaining loan portfolio, which includes the “Special Review Credits,” “Watch List—Pass Credits,” and “Watch List—Substandard Credits” is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management’s evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

A summary of the loan portfolio by credit quality indicator by loan class is as follows:

		December 31, 2019
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$1,228,110	$569	$39	$62,007	$1,935
Commercial real estate: other construction & land development	2,090,370	18,721	41,949	33,905	938
Commercial real estate: farmland & commercial	1,710,446	13,184	20,183	151,726	1,208
Commercial real estate: multifamily	190,265	—	—	—	165
Residential: first lien	426,546	253	144	680	6,278
Residential: junior lien	704,958	826	—	—	692
Consumer	46,605	—	—	—	1,195
Foreign	140,785	—	—	—	264
Total	$6,538,085	$33,553	$62,315	$248,318	$12,675

		December 31, 2018
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$998,625	$441	$44,544	$76,180	$9,179
Commercial real estate: other construction & land development	1,817,098	1,648	9,055	56,338	2,092
Commercial real estate: farmland & commercial	1,726,711	62,046	38,373	119,259	3,509
Commercial real estate: multifamily	224,823	—	—	927	507
Residential: first lien	438,773	—	142	641	6,244
Residential: junior lien	725,538	—	862	—	901
Consumer	45,141	—	—	—	1,175
Foreign	150,224	—	—	—	293
Total	$6,126,933	$64,135	$92,976	$253,345	$23,900

The decrease in Special Review credits in the commercial real estate: farmland and commercial category of the portfolio at December 31, 2019 compared to December 31, 2018 can be primarily attributed to a relationship secured by real estate on which children’s learning centers are operated that was downgraded to Watch-List Substandard.  The increase in Special Review credits in the commercial real estate:  other construction and land development category can be primarily attributed to two relationships that were downgraded to Special Review from the Pass categories. Both are relationships secured by real estate on which commercial buildings are being constructed. The decrease in Watch-List Pass credits in the commercial category can be primarily attributed to the reclassification of a relationship in the oil and gas production business to the Pass category. The increase in Watch-List Pass credits in the commercial real estate: other construction and land development category can be primarily attributed to a reclassification of a relationship secured by real estate on which commercial buildings are being constructed from the Watch-List Substandard classification offset by a downgrade of a relationship also secured by real estate on which commercial buildings are being constructed from Pass to Watch-List Pass. The decrease in Watch-List Pass commercial real estate: farmland and commercial credits at December 31, 2019 compared to December 31, 2018 can be primarily attributed to the payoff of a relationship secured by real estate on which boat storage slips were operated and the upgrade of a relationship secured by a retail center from Watch-List Pass to Pass. The decrease in Watch-List Substandard credits in the commercial category at December 31, 2019 compared to December 31, 2018 can be primarily attributed to the previously mentioned relationship secured by real estate on which car dealerships were operated was foreclosed upon and the pay-off of a relationship secured by equipment. The decrease in Watch-List Substandard commercial real estate: farmland and commercial credits at December 31, 2019 compared to December 31, 2018 can be primarily attributed to the upgrade of the previously mentioned relationship secured by real estate on which commercial buildings are being constructed to Watch-List-Pass. The increase in Watch-List Substandard commercial real estate: farmland and commercial credits at December 31, 2019 compared to December 31, 2018 can be primarily attributed to the downgrade of the previously mentioned relationship secured by real estate on which children’s education centers are operated from Special Review.